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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Ultra Short Opportunties Fund, for the quarter ended March 31, 2008. This one series has a June 30 fiscal year end.

Date of reporting period: March 31, 2008

Item 1 – Schedule of Investments

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 7.9%
FIXED-RATE 0.5%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023	$582,282	$587,796
Ser. 1758, Class G, 5.50%, 10/15/2009	13,463	13,448
Ser. 2106, Class ZD, 6.00%, 12/15/2028	1,036,984	1,089,927
Ser. 2728, IO, 6.00%, 04/15/2032	8,511,582	1,312,541
FNMA, Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	480,404	524,582

		3,528,294

FLOATING-RATE 7.4%
FHLMC:
Ser. T-66, Class 2A1, 7.35%, 01/25/2036 ##	20,209,408	21,573,341
Ser. T-67, Class 1A1C, 7.46%, 03/25/2036	30,327,639	32,697,138

		54,270,479

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $55,852,969)		57,798,773

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 7.9%
FIXED-RATE 3.4%
FHLMC 30 year, 6.00%, TBA #	20,000,000	20,459,380
FNMA:
6.50%, 08/01/2010	9,610	9,824
7.00%, 08/01/2033-11/01/2033	2,442,827	2,583,653
7.50%, 01/01/2031-08/01/2033	1,876,229	2,035,025
8.00%, 12/01/2008	116	117
GNMA, 6.50%, 12/15/2008-01/20/2019	214,505	222,848

		25,310,847

FLOATING-RATE 4.5%
FHLMC, 6.40%, 10/01/2037	9,042,900	9,324,948
FNMA:
4.53%, 03/01/2034	39,191	39,377
6.25%, 01/01/2018	2,902	3,051
6.67%, 01/01/2036	5,235,900	5,400,058
6.79%, 04/01/2036	16,688,591	18,029,018

		32,796,452

Total Agency Mortgage-Backed Pass Through Securities (cost $56,852,880)		58,107,299

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.0%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,215,965	1,328,643
Ser. 2002-D12, Class A5, FRN, 6.06%, 10/25/2041	1,032,364	1,068,782
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	39,798	43,514
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	831,415	904,954
Ser. 2005-S001:
Class 1B2, FRN, 3.45%, 09/25/2035	1,910,972	1,581,444
Class 1B3, FRN, 3.80%, 09/25/2035	2,866,458	2,500,698

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $8,005,376)		7,428,035

ASSET-BACKED SECURITIES 15.8%
Acacia CDO, Ltd.:
Ser. 08A, Class C, FRN, 4.30%, 08/10/2045 144A +	4,000,000	3,063,440
Ser. 10A:
Class C, FRN, 4.30%, 09/07/2046 144A +	10,000,000	8,723,500
Class D, FRN, 6.00%, 09/07/2046 144A +	5,000,000	3,119,150
Altius Funding, Ltd., Ser. 2006-3A, Class C, FRN, 4.28%, 12/02/2041 144A ☐ +	3,896,741	2,516,442
American Gen. Mtge. Loan Trust, Ser. 2003-1, Class M2, 4.69%, 04/25/2033	2,906,102	2,518,886
Brascan Real Estate CDO, Ser. 2005-2A, Class D, FRN, 4.24%, 12/20/2040 144A +	4,000,000	3,174,120

1

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
C-Bass, Ltd.:
Ser. 11A, Class C, FRN, 4.15%, 09/15/2039 144A +	$5,000,000	$5,000,000
Ser. 11A, Class D, FRN, 5.50%, 09/15/2039 144A +	3,587,500	3,587,500
Ser. 13A, Class C, FRN, 3.88%, 03/17/2040 144A +	1,500,000	1,500,000
Ser. 13A, Class D, FRN, 5.15%, 03/17/2040 144A +	3,500,000	3,500,000
Ser. 15A, Class C, FRN, 4.32%, 02/16/2041 144A +	4,500,000	3,146,040
Concord Real Estate CDO, Ltd., Ser. 2006-1A, Class A2, FRN, 2.94%, 12/25/2046 144A +	4,250,000	3,924,450
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1, 2.88%, 12/25/2032	506,793	442,626
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024	380,639	380,670
First Franklin Mtge. Loan NIM Corp., Ser. 2004-FFH3, Class N3, 8.00%, 12/25/2034 144A +	2,686,056	664,879
Legg Mason Real Estate CDO, Ltd., Ser. 2006-1A, Class E, FRN, 3.43%, 03/25/2038 144A	1,299,000	1,035,732
Long Beach Asset Holdings Corp.:
Ser. 2005-WL1, Class N1, 5.19%, 06/25/2045 144A +	20,328	15,095
Ser. 2005-WL1, Class N2, 7.39%, 06/25/2046 144A +	7,000,000	4,469,150
Ser. 2006-1, Class N1, 6.00%, 02/25/2046 144A +	3,091,845	946,970
Ser. 2006-2, Class N1, 5.78%, 04/25/2046 144A +	1,579,207	756,567
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A +	3,000,000	448,140
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A1B, 5.14%, 11/25/2035	325,229	324,255
Merritt Funding Trust, Ser. 2005-1, Class A2, FRN, 4.49%, 04/15/2016 144A	4,706,862	4,615,031
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A, Class A1J, FRN, 5.15%, 07/07/2040 144A	2,018,296	2,009,940
Ser. 2005-1A, Class A2, FRN, 5.35%, 07/07/2040 144A +	4,036,591	3,952,832
Ser. 2005-1A, Class A3, FRN, 6.15%, 05/24/2035 144A +	12,513,433	12,150,544
Ser. 2005-2A, Class A3, FRN, 4.66%, 11/05/2040 144A +	8,021,180	7,624,613
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 3.59%, 02/08/2047 144A +	13,000,000	9,104,030
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, Class A1, 6.90%, 04/25/2026	96,618	97,031
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A3, 5.29%, 05/25/2009 144A	9,766,538	9,767,221
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class N, 6.29%, 08/25/2036 144A +	872,395	671,229
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%, 03/25/2031	1,111,985	1,067,648
Sandelman Realty Comml. Real Estate CDO, Ser. 2007-1A, Class A2, FRN, 3.00%, 03/23/2010 144A	10,000,000	8,547,300
Telos CLO, Ltd., Ser. 2006-1A, Class D, FRN, 6.14%, 10/11/2021 144A	4,000,000	2,857,320

Total Asset-Backed Securities (cost $141,824,058)		115,722,351

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.7%
FIXED-RATE 1.9%
Bank of America Comml. Mtge., Inc., Ser. 2006-2, Class A1, 5.61%, 05/10/2045	2,314,616	2,320,875
Commercial Mtge. Acceptance Corp., Ser. 1999-C1, Class H, 6.79%, 06/15/2031 144A	1,500,000	1,521,312
Lehman Brothers Small Balance Comml., Ser. 2007-2A, Class 2A1, 5.91%, 06/25/2037 144A	9,859,184	9,904,043

		13,746,230

FLOATING-RATE 5.8%
Banc of America Large Loan Trust, Ser. 2007-BMB1, Class A2, 3.57%, 07/15/2009 144A	14,000,000	13,673,800
Bank of America Comml. Mtge., Inc., Ser. 2007-3, Class A, 3.34%, 06/10/2049 144A	10,000,000	8,643,750
Capmark, Ltd., Ser. 2006-7A, Class B, 3.19%, 08/15/2036 144A	4,500,000	3,224,745
Commercial Mtge. Pass-Through Cert.:
Ser. 2007 FL14, Class AOA2, 3.45%, 06/15/2022 144A	2,000,000	1,771,100
Ser. 2007-FL14, Class MKL2, 3.60%, 06/15/2022 144A	5,000,000	5,000,000
First Union-Chase Comml. Mtge., Ser. 1999-C2, Class F, 7.16%, 06/15/2031	1,600,000	1,635,924
MSCI, Inc., Ser. 2006, Class E, 3.11%, 07/15/2019 144A	6,473,000	6,515,884
Sorin Real Estate CDO, Ltd., 6.80%, 01/03/2041 144A 8	2,530,000	2,239,543

		42,704,746

Total Commercial Mortgage-Backed Securities (cost $59,553,610)		56,450,976

2

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 2.3%
FINANCIALS 2.3%
Capital Markets 0.0%
Goldman Sachs Group, Inc., 6.50%, 02/25/2009 144A	$25,000	$25,590
Morgan Stanley, 3.875%, 01/15/2009	70,000	69,986

		95,576

Commercial Banks 0.3%
First Republic Bank, 7.75%, 09/15/2012	1,515,000	1,605,900
NCNB Corp., 9.375%, 09/15/2009	20,000	21,600
Norwest Financial, Inc., 6.85%, 07/15/2009	25,000	25,923

		1,653,423

Diversified Financial Services 2.0%
Emigrant Capital Trust I, FRN, 4.69%, 12/10/2033 144A	14,500,000	14,713,875

Total Corporate Bonds (cost $16,317,656)		16,462,874

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.1%
UTILITIES 1.1%
Floating-rate 1.1%
Crusade Global Trust, Ser. 2006-2, Class A3, 7.79%, 11/15/2037 AUD (cost $6,910,254)	9,186,112	7,841,498

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 22.1%
FIXED-RATE 10.4%
ChaseFlex Trust, Ser. 2005-2, Class 5A2, 5.50%, 06/25/2035	$119,464	119,304
Countrywide Home Loans, Inc., Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	1,740,000	1,699,876
DLJ Mtge. Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	1,885,124	1,884,351
DSLA NIM Corp., Ser. 2007-AR1, Class N2, 8.35%, 03/19/2037 144A ☐	2,500,000	2,479,687
First Horizon Mtge. Trust, Ser. 2007-5, Class A1, 6.25%, 11/25/2037	9,584,367	10,233,979
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N1, 6.25%, 08/25/2046 144A	337,014	332,855
GSMPS Mtge. Loan Trust:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	3,376,996	3,678,621
Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	2,755,849	3,058,584
GSR Mtge. Loan Trust, Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	777,284	772,371
Harborview NIM Corp.:
Ser. 2006-07A, Class N2, 8.35%, 09/19/2036 144A	1,398,561	1,443,106
Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A ☐	14,080,000	13,985,400
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A ☐	78,426	78,353
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A ☐	11,000,000	10,938,125
Ser. 2006-14, Class N1, 6.41%, 03/19/2037 144A ☐	775,172	773,476
Ser. 2006-SB1, Class N1, 6.41%, 12/19/2036 144A ☐	3,242,101	3,220,318
Ser. 2006-SB1, Class N2, 8.35%, 12/19/2036 144A ☐	1,271,000	1,248,956
Ser. 2007-01A, Class N2, 8.35%, 03/19/2037 144A	13,700,000	14,012,634
Residential Accredit Loans, Inc. NIM Corp.:
Ser. 2002-QS1, Class A9, 6.50%, 01/25/2032	1,022,349	1,020,435
Ser. 2006-Q04, Class N2, 7.63%, 04/25/2046 144A	1,068,665	1,102,339
Sharps SP I, LLC NIM Trust:
Ser. 2006-AHM3, Class N1, 7.00%, 10/25/2046 144A ☐	784,439	782,110
Ser. 2006-AHM5, Class N1, 6.75%, 11/25/2046 144A	1,951,065	1,967,207
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class 2A3, 5.00%, 02/25/2033	1,082,491	1,094,702

		75,926,789

FLOATING-RATE 11.7%
Adjustable Rate Mtge. Trust:
Ser. 2005-9, Class 4A2, 5.35%, 11/25/2035 µ	6,159,074	6,189,730
Ser. 2006-3, Class 2A1, 5.91%, 08/25/2036 µ	7,964,139	7,999,898
Banc of America Funding Corp., Ser. 2006-D, Class 2A1, 5.74%, 05/20/2036	2,994,578	2,908,065
Citigroup Mtge. Loan Trust, Ser. 2006-AR6, Class 1A1, 6.06%, 08/25/2036	6,296,984	6,345,254

3

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Countrywide Home Loans, Inc.:
Ser. 2004-29, Class 3A1, 6.04%, 02/25/2035 µ	$22,250,817	$22,385,308
Ser. 2004-HYB8, Class 1-M1, 6.75%, 01/20/2035 µ	3,685,521	3,496,737
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2004-AR5, Class 4A1, 5.49%, 06/25/2034 µ	12,130,425	12,150,972
First Horizon Alternative Mtge. Securities, Ser. 2005-AA10, Class 2A1, 5.76%, 12/25/2035	2,310,845	2,253,467
GSR Mtge. Loan Trust, Ser. 2004-3F, Class 2A10, 10.73%, 02/25/2035	1,470,974	1,435,509
Harborview Mtge. Loan Trust:
Ser. 2004-6, Class 1A, 6.09%, 08/19/2034	2,460,252	2,413,012
Ser. 2005-7, Class 1A2, 6.07%, 06/19/2045 µ	11,023,775	10,365,766
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 3.00%, 09/25/2017	200,879	195,097
Structured Asset Securities Corp., Ser. 2006-RF3, Class 2A, 5.99%, 10/25/2036 144A	4,427,529	4,079,481
Washington Mutual Mtge. Securities Corp., Ser. 2005-AR3, Class A3, 4.64%, 03/25/2035	1,688,271	1,667,860
Washington Mutual, Inc., Ser. 2004-AR6, Class B2, 4.23%, 05/25/2044	2,094,661	1,920,532

		85,806,688

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $161,503,132)		161,733,477

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 12.5%
FIXED-RATE 2.0%
EquiFirst, Inc., Ser. 2004-2, Class N3, 7.87%, 10/25/2034 144A +	1,208,378	174,925
First Horizon Mtge. Pass-Through Trust:
Ser. 2005-2, Class 3A2, IIFRN, 38.70%, 10/25/2032	1,295,280	2,333,461
Ser. 2005-AR4, Class 1A2, 5.10%, 09/25/2035	670,134	667,172
MASTR Adjustable Rate Mtge. Trust, Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	44,187	42,821
MASTR Alternative Loan Trust:
Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	12,591	12,549
Ser. 2005-2, Class 1A2, 6.50%, 03/25/2035	556,743	528,482
MASTR Asset Securitization Trust, Ser. 2004-3, Class 5A1, 6.25%, 01/25/2032	1,435,907	1,463,374
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2, 7.00%, 10/25/2034 144A	2,396,254	2,485,683
RBSGC Mtge. Loan Trust, Ser. 2005-RP1, Class 1B2, 5.79%, 12/25/2034 144A	1,178,356	1,138,509
Structured Asset Securities Corp., Ser. 2006-RF4, Class 2A2, 6.00%, 10/25/2036 144A	5,532,818	5,654,816

		14,501,792

FLOATING-RATE 10.5%
Banc of America Mtge. Securities, Inc.:
Ser. 2002-E, Class A1, 6.66%, 06/20/2031	1,246,547	1,176,167
Ser. 2002-K, Class 2A1, 6.79%, 10/20/2032	187,578	178,070
Ser. 2003-F, Class 3A1, 3.99%, 07/25/2033	363,579	354,185
Ser. 2004, Class 2A2, 4.68%, 10/25/2034	1,297,107	1,285,524
Bear Stearns Alternative Loan Trust:
Ser. 2003-6, Class 4A, 5.64%, 01/25/2034	1,701,431	1,703,472
Ser. 2005-2, Class 2A5, 4.66%, 04/25/2035	1,374,359	1,351,682
Countrywide Home Loans, Inc.:
Ser. 2004-23, Class A, 6.14%, 11/25/2034	4,956,431	4,783,898
Ser. 2004-HYB8, Class 5A1, 6.45%, 01/20/2035	2,205,441	2,232,006
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 7.18%, 12/19/2039	65,526	68,465
Ser. 2003-AR20, Class A4, 4.68%, 08/25/2033	2,313,221	2,338,458
Ser. 2004-AR02, Class 3A1, 5.17%, 03/25/2034	700,307	693,304
Ser. 2004-TF2A, Class G, 3.37%, 11/15/2019 144A	1,473,225	1,465,049
DSLA Mtge. Loan Trust:
Ser. 2004-AR3, Class 1A1B, 6.82%, 07/19/2044	77,048	80,452
Ser. 2005-AR1, Class X2, IO, 0.78%, 03/19/2045	39,864,759	1,978,089
Ser. 2005-AR2, Class X2, IO, 3.39%, 03/19/2045	95,826,051	4,715,600
Housing Securities, Inc., Ser. 92-Sl, Class A2, 6.96%, 05/25/2016	139,254	144,863
IMPAC Secured Assets Corp., Ser. 2005-1, Class 5A6, 2.91%, 07/25/2035	301,426	234,537

4

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
IndyMac INDX Mtge. Loan Trust:
Ser. 2004-AR14, Class AX2, IO, 0.72%, 01/25/2035	$35,849,874	$1,314,973
Ser. 2005-AR3, Class 4A1, 5.45%, 04/25/2035	3,109,944	3,194,213
Ser. 2005-AR8, Class AX2, IO, 3.47%, 04/25/2035	73,906,483	2,915,611
Ser. 2006-AR4, Class M6, 4.35%, 05/25/2046	4,000,000	3,297,520
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class 4A1, 6.13%, 01/25/2034	2,123,676	2,149,712
Ser. 2004-8, Class 7A1, 5.43%, 09/25/2034	4,028,917	4,006,234
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	19,271,718	19,656,767
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A, 5.45%, 06/25/2033	4,508,431	4,460,687
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 0.96%, 03/25/2035	29,317,977	403,122
Structured Asset Securities Corp.:
Ser. 2003-37A, Class 7A, 7.39%, 12/25/2033	29,985	31,095
Ser. 2003-40A, Class 5A, 5.51%, 01/25/2034	3,909,228	3,904,888
Washington Mutual, Inc., Ser. 2004-RP1, Class 2A, 6.40%, 01/25/2034 144A	6,740,187	6,939,113

		77,057,756

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $101,116,337)		91,559,548

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 28.2%
FIXED-RATE 9.1%
Countrywide Alternative Loan Trust:
Ser. 2002-07, Class M, 7.00%, 08/25/2032	7,500,733	7,476,131
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,445,583	2,450,955
Ser. 2002-18, Class M, 6.00%, 02/25/2033	5,392,435	5,662,488
Ser. 2002-28, Class M, 6.50%, 10/25/2032	4,256,625	4,297,171
Countrywide Home Loans, Inc., Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,709,580	2,984,115
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-1, Class DB3, 6.56%, 02/25/2033	2,583,391	2,577,119
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033	4,199,075	4,371,741
Ser. 2004-2, 5.25%, 03/25/2034	9,901,954	10,385,070
Ser. 2004-3, 5.00%, 03/25/2034	5,988,793	6,172,170
Ser. 2005-2, 4.75%, 03/28/2034	7,138,841	7,332,589
Structured Asset Securities Corp.:
Ser. 2002-04H, Class B2, 6.75%, 02/25/2032	2,116,713	2,156,592
Ser. 2002-17, Class B1, 6.10%, 09/25/2032	1,980,420	1,998,510
Ser. 2002-17, Class B2, 6.10%, 09/25/2032	3,154,735	3,195,993
Ser. 2003-8, Class 1B1, 5.00%, 04/25/2018	441,763	413,201
Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033	368,802	343,008
Ser. 2005-4XS, Class 2A1A, 5.07%, 03/25/2035	1,007,771	742,090
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	13,263,148	2,548,381
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,695,270	1,876,698

		66,984,022

FLOATING-RATE 19.1%
Banc of America Funding Corp.:
Ser. 2005-E, Class DB1, 6.98%, 06/20/2035	10,330,239	10,889,724
Ser. 2005-E, Class DB2, 6.98%, 06/20/2035	3,416,483	3,593,696
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 7.01%, 07/20/2032	328,250	322,988
Ser. 2002-K, Class B4, 6.46%, 10/20/2032 144A	268,555	246,999
Ser. 2004-G, Class B3, 4.79%, 08/25/2034	4,077,204	4,131,509
Ser. 2004-H, Class B2, 4.80%, 09/25/2034	3,265,606	3,347,441
Ser. 2004-H, Class B3, 4.80%, 09/25/2035	1,757,953	1,659,683
Ser. 2004-I, Class B3, 4.86%, 10/25/2035	1,698,926	1,590,603
Countrywide Home Loans, Inc.:
Ser. 2004-HYB8, Class 1B1, 6.75%, 01/20/2035	2,506,440	2,393,267
Ser. 2004-HYB8, Class 1B2, 6.75%, 01/20/2035	1,916,900	1,901,660
Ser. 2004-HYB8, Class 1M2, 6.75%, 01/20/2035	3,243,663	3,029,228

5

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR05, Class 1A2, 6.77%, 01/25/2033	$8,796	$8,257
Ser. 2003-AR05, Class 2A3, 6.80%, 01/25/2033	118,613	112,575
Ser. 2003-AR09, Class 1A3, 6.64%, 03/25/2033	10,798	10,084
Ser. 2003-AR15, Class 2A2, 5.16%, 06/25/2033	640,248	634,800
Ser. 2003-AR18, Class 2A4, 5.10%, 07/25/2033	313,088	318,209
Ser. 2003-AR24, Class 2A4, 3.60%, 09/25/2033	4,660,800	4,559,717
Ser. 2003-AR26, Class 9M1, 3.95%, 10/25/2033	3,713,416	3,619,568
Ser. 2003-AR28, Class 6M1, 3.45%, 12/25/2033	8,281,000	7,829,080
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class 2A2, 6.56%, 11/19/2034	688,974	635,758
Ser. 2004-7, Class B2, 6.06%, 11/19/2034	1,344,991	1,374,063
Ser. 2004-7, Class B3, 6.06%, 11/19/2034	3,476,358	3,537,130
Ser. 2005-8, Class 2B3, 6.87%, 02/19/2035	8,018,331	8,303,704
Ser. 2005-8, Class 2B4, 6.87%, 02/19/2035	5,275,698	5,346,181
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 6.76%, 02/28/2033 144A	2,272,826	2,030,205
Ser. 2004-2, Class M-3, 6.76%, 02/28/2033 144A	2,848,925	2,724,671
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.77%, 02/25/2034	1,837,198	1,781,421
Ser. 2004-15, Class B3, 5.74%, 12/25/2034	3,094,203	2,930,829
Merrill Lynch Mtge. Investors, Inc., Ser. 2006-AF1, Class AV1B, 6.15%, 09/25/2036	3,645,750	3,682,353
MLCC Mtge. Investors Trust, Ser. 2003-G, Class B1, 6.73%, 01/25/2029 144A	975,535	943,225
MortgageIT Trust:
Ser. 2005-4, Class B1, 3.70%, 10/25/2035	686,603	409,099
Ser. 2005-4, Class B2, 4.35%, 10/25/2035	686,603	335,213
Ser. 2005-4, Class M3, 3.17%, 10/25/2035	2,059,809	1,647,686
Ser. 2005-4, Class M4, 3.25%, 10/25/2035	1,102,684	847,235
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-08, Class B3, 5.08%, 07/25/2034	7,525,353	6,971,863
Ser. 2004-14, Class B6, 5.30%, 10/25/2034	4,986,918	4,671,945
Ser. 2004-16, Class 1A, 7.32%, 11/25/2034	9,963,485	9,727,051
Ser. 2004-16, Class B6, 5.87%, 11/25/2034	6,148,474	6,258,654
Ser. 2004-16, Class 1A3, 7.32%, 11/25/2034	738,036	694,905
Ser. 2004-18, Class 3A2, 5.37%, 12/25/2034	6,243,410	6,230,924
Ser. 2005-12, Class B4, 5.61%, 06/25/2035	2,720,020	2,613,667
Ser. 2005-12, Class B6, 5.61%, 06/25/2035	2,852,437	2,631,459
Ser. 2006-7, Class 1A2, 5.81%, 08/25/2036	4,598,659	4,621,330
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 3.56%, 12/19/2033	1,078,835	1,072,000
Structured Asset Securities Corp.:
Ser. 2002-8A, Class B1, 7.30%, 05/25/2032	47,203	46,947
Ser. 2004-2AC, Class B, 4.99%, 02/25/2034	579,212	585,369
Washington Mutual, Inc.:
Ser. 2004-AR2, Class B1, 5.73%, 04/25/2044	3,491,699	3,350,130
Ser. 2004-AR2, Class B2, 5.73%, 04/25/2044	3,025,735	2,924,373
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.15%, 02/25/2033	475,087	459,737

		139,588,215

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $207,226,790)		206,572,237

YANKEE OBLIGATIONS – CORPORATE 10.7%
FINANCIALS 10.7%
Diversified Financial Services 10.7%
MMCAPS Funding XIX, Ltd., FRN, 5.88%, 01/12/2038 144A	1,000,000	715,670
Preferred Term Securities VIII, Ltd., FRN, 6.76%, 01/03/2033 144A	10,000,000	9,774,900
Preferred Term Securities XI, Ltd., FRN, 5.30%, 09/24/2033 144A	500,000	443,395
Preferred Term Securities XII, Ltd., FRN, 4.42%, 12/24/2033 144A	20,900,000	19,885,305

6

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS continued
Diversified Financial Services continued
Preferred Term Securities XIII, Ltd., FRN, 4.37%, 03/24/2034 144A	$6,000,000	$5,724,000
Preferred Term Securities XIV, Ltd., FRN, 4.37%, 06/24/2034 144A	8,820,000	8,259,048
Preferred Term Securities XXIII, Ltd., FRN:
3.00%, 12/22/2036 144A	5,727,282	5,126,834
4.40%, 12/22/2036 144A	11,325,804	9,273,455
Regional Diversified Funding, FRN, 4.65%, 01/25/2036 144A	5,000,000	4,094,450
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 4.88%, 01/25/2035 144A	16,000,000	15,030,560

Total Yankee Obligations – Corporate (cost $84,217,434)		78,327,617

	Shares	Value

PREFERRED STOCKS 1.6%
FINANCIALS 1.6%
Thrifts & Mortgage Finance 1.6%
Fannie Mae, Ser. O, Var. Rate Pfd. ρ (cost $14,009,000)	250,000	11,375,000

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ρρ (cost $506,184)	506,184	506,184

Total Investments (cost $913,895,680) 118.9%		869,885,869
Other Assets and Liabilities (18.9%)		(138,474,264)

Net Assets 100.0%		$731,411,605

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

AUD	Australian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

7

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

At March 31, 2008, the Fund had the following credit default swap contracts outstanding:

Fixed
				Payments	Frequency of
		Reference	Notional	Received by	Payments	Unrealized
Expiration	Counterparty	Index	Amount	the Fund	Received	Loss

12/13/2049	Morgan Stanley	CMBX North America Index	$5,000,000	2.625%	Quarterly	$2,828,670

Fixed
				Payments	Frequency of
		Reference	Notional	Made by	Payments	Unrealized
Expiration	Counterparty	Index	Amount	the Fund	Made	Gain

03/15/2049	Morgan Stanley	CMBX North America Index	$5,000,000	1.65%	Quarterly	$2,276,534

At March 31, 2008, reverse repurchase agreements outstanding were as follows:

Repurchase			Maturity
Amount	Counterparty	Interest Rate	Date

$46,309,216	Greenwich Capital Corp.	3.50%	04/01/2008
8,984,427	Greenwich Capital Corp.	3.60%	04/01/2008
5,347,705	Greenwich Capital Corp.	3.45%	04/01/2008

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $914,034,726. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,543,021 and $56,691,878, respectively, with a net unrealized depreciation of $44,148,857.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

8

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

9

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: May 23, 2008

By:
Kasey Phillips
Principal Financial Officer

Date: May 23, 2008